Investment in Unconsolidated Joint Ventures (Details) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	May 04, 2021	Nov. 30, 2018 USD ($)	Mar. 12, 2021	Mar. 31, 2021 USD ($) property	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($)	Oct. 31, 2019 USD ($)	Nov. 16, 2018 USD ($)	Nov. 09, 2018
Schedule of Equity Method Investments [Line Items]
Distributions and proceeds from unconsolidated joint ventures						$ 3,453	$ 5,310	$ 162,046
Debt contributed to joint venture						0	0	175,000
Gain (loss) on disposal of property, net				$ 13,841	$ (1,577)	$ 6,494	28,170	109,300
Number of real estate properties | property				278		283
Investment balance				$ 33,813		$ 37,366	42,854
Return on investment in unconsolidated joint ventures				$ 1,546	$ 246	1,962	3,922	0
Amortization or write-off of basis differences						5,941	5,847	13,779
Ownership interest in fair value of assets assumed						5,062	0	0
Ownership interest in GRP II contributed to GRP I						$ (5,105)	$ 0	$ 0
Number of real estate dispositions				6	3	7	21	8
Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of real estate dispositions	2		5
Grocery Retail Partners I
Schedule of Equity Method Investments [Line Items]
Fair value of property contributed or sold						$ 359,000
Equity method investment, ownership percentage				14.00%		14.00%	15.00%				15.00%
Distributions and proceeds from unconsolidated joint ventures						$ 161,800
Debt contributed to joint venture		$ 175,000				175,000
Transfer of Mortgage Payable, Value Assigned						165,000
Gain (loss) on disposal of property, net						$ 92,500
Number of real estate properties				20		20	17			17
Investment balance						$ 31,062	$ 27,356
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity						0	0
Return on investment in unconsolidated joint ventures						1,047	2,025	$ 0
Gain (loss) from unconsolidated joint ventures						(309)	$ (72)	(35)
Ownership interest in fair value of assets assumed						$ 5,100
Grocery Retail Partners I | Co-venturer Northwestern Mutual
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						85.00%
Payments to acquire interest in joint venture						$ 167,100
Grocery Retail Partners II
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							10.00%		10.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets									$ 5,400
Number of real estate properties | property							3
Investment balance							$ 5,315
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity							879
Return on investment in unconsolidated joint ventures						177	40
Gain (loss) from unconsolidated joint ventures						42	6
Amortization or write-off of basis differences						879	$ 17
Ownership interest in GRP II contributed to GRP I						$ (5,100)
Necessity Retail Partners
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				20.00%		20.00%	20.00%			20.00%
Number of real estate properties				2		5	8
Investment balance						$ 6,304	$ 10,183
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity						1,381	3,189			$ 6,200
Return on investment in unconsolidated joint ventures						4,192	7,167	200
Gain (loss) from unconsolidated joint ventures						2,119	3,989	(73)
Amortization or write-off of basis differences						$ 1,808	$ 2,837	$ 177
Necessity Retail Partners | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of real estate dispositions			2
Necessity Retail Partners | REIT II
Schedule of Equity Method Investments [Line Items]
Equity method investment, amount contributed prior to ownership										$ 17,500
Maximum | Necessity Retail Partners
Schedule of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture		$ 50,000